Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 173,287	$ 2,116,432
Inventories (Note 5)	5,341,997	4,333,682
Prepaid expenses and other current assets	18,713	181,030
Total Current Assets	5,533,997	6,631,144
INVENTORIES (Note 5)	1,505,020
PROPERTY AND EQUIPMENT, net (Note 6)	5,389,660	5,287,515
MINERAL PROPERTIES AND INTERESTS, net (Note 7)	3,785,868	3,729,637
RECLAMATION BONDS (Note 4)	758,011	759,351
TOTAL ASSETS	16,972,556	16,407,647
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,470,700	400,807
Royalties and upside participation payable (Note 3)	787,162	36,074
Accrued liabilities-officer and other wages (Notes 17 and 20)	71,697
Notes payable - equipment, current portion (Note 11)	981,759	1,302,239
Prepaid forward gold contract liability, current portion (Note 3)	3,336,618	189,351
Settlement of consulting contract payable (Note 14)	200,000	200,000
Total Current Liabilities	6,847,936	2,128,471
LONG-TERM LIABILITIES
Notes payable - equipment (Note 11)	226,427
Asset retirement obligation (Note 13)	1,233,514	826,637
Prepaid forward gold contract liability (Note 3)	10,263,382	13,410,649
Total long-term liabilities	11,723,323	14,237,286
TOTAL LIABILITIES	18,571,259	16,365,757
COMMITMENTS AND CONTINGENCIES (Note 20)
STOCKHOLDERS' EQUITY (DEFICIT) (Note 15)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized; 26,831,603 and 26,631,603 shares issued and outstanding	26,833	26,633
Additional paid-in capital	9,666,275	9,466,475
Accumulated deficit	(11,291,811)	(9,451,218)
Total Stockholders' Equity (Deficit)	(1,598,703)	41,890
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 16,972,556	$ 16,407,647